Note 5 - Loans	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(
5
)
Loans

The following table presents the composition of loans, segregated by class of loans, as of
December 31:

	20 1 8	2017

Commercial and Agricultural
Commercial	$57,410,473	$48,122,263
Agricultural	16,798,743	16,442,581

Real Estate
Commercial Construction	47,848,754	45,213,960
Residential Construction	12,499,744	8,583,446
Commercial	373,533,562	351,171,668
Residential	187,714,372	194,048,945
Farmland	62,708,998	67,767,655

Consumer and Other
Consumer	18,485,199	18,956,028
Other	5,027,523	14,977,309

Total Loans	$782,027,368	$765,283,855

Commercial and agricultural loans are extended to a diverse group of businesses within the Company’s market area. These loans are often underwritten based on the borrower’s ability to service the debt from income from the business. Real estate construction loans often require loan funds to be advanced prior to completion of the project. Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans. Consumer loans are originated at the bank level. These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit
Q
uality
Indicators.
As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to (
1
) the risk grade assigned to commercial and consumer loans, (
2
) the level of classified commercial loans, (
3
) net charge-offs, (
4
) nonperforming loans, and (
5
) the general economic conditions in the Company’s geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of
1
to
8.
A description of the general characteristics of the grades is as follows:

●
Grades
1
and
2
- Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk. Such loans may
be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds. Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans. Loans in this category fall into the “pass” classification.

●
Grades
3
and
4
- Loans assigned these “pass” risk grades are made to borrowers with acceptable credit quality and risk. The risk ranges from loans with no
significant weaknesses in repayment capacity and collateral protection to acceptable loans with one
or more risk factors considered to be more than average.

●
Grade
5
- This grade includes “special mention” loans on management’s watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

●
Grade
6
- This grade includes “substandard” loans in accordance with regulatory guidelines. This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms. Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses. Generally, loans on which interest accrual has been stopped would be included in this grade.

●
Grades
7
and
8
- These grades correspond to regulatory classification definitions of “doubtful” and “loss,” respectively. In practice, any loan with these grades would be for a very short period of time, and generally the Company has no
loans with these assigned grades. Management manages the Company’s problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade of
6.

The following tables present the loan portfolio by credit quality indicator (risk grade) as of
December 31.
Those loans with a risk grade of
1,
2,
3
or
4
have been combined in the pass column for presentation purposes.

201 8	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$55,808,422	$729,088	$872,963	$57,410,473
Agricultural	15,664,048	636,666	498,029	16,798,743

Real Estate
Commercial Construction	47,087,255	44,306	717,193	47,848,754
Residential Construction	12,499,744	-	-	12,499,744
Commercial	358,139,315	7,661,667	7,732,580	373,533,562
Residential	170,050,484	7,106,793	10,557,095	187,714,372
Farmland	58,712,452	1,912,338	2,084,208	62,708,998

Consumer and Other
Consumer	18,103,792	59,073	322,334	18,485,199
Other	5,018,095	5,475	3,953	5,027,523

Total Loans	$741,083,607	$18,155,406	$22,788,355	$782,027,368

2017

Commercial and Agricultural
Commercial	$46,468,726	$825,607	$827,930	$48,122,263
Agricultural	15,868,191	174,356	400,034	16,442,581

Real Estate
Commercial Construction	41,282,295	577,765	3,353,900	45,213,960
Residential Construction	8,583,446	-	-	8,583,446
Commercial	338,775,805	7,662,637	4,733,226	351,171,668
Residential	177,962,870	4,864,893	11,221,182	194,048,945
Farmland	66,334,906	444,095	988,654	67,767,655

Consumer and Other
Consumer	18,495,798	52,970	407,260	18,956,028
Other	14,968,677	8,632	-	14,977,309

Total Loans	$728,740,714	$14,610,955	$21,932,186	$765,283,855

A loan’s risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral. Loan risk grades are subject to reassessment at various times throughout the year as part of the Company’s ongoing loan review process. Loans with an assigned risk grade of
6
or below and an outstanding balance of
$250,000
or more are reassessed on a quarterly basis. During this reassessment process individual reserves may
be identified and placed against certain loans which are
not
considered impaired. In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas. The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not
been received as of the date such payments were due. Generally, loans are placed on nonaccrual status if principal or interest payments become
90
days past due or when, in management’s opinion, the borrower may
be unable to meet payment obligations as they become due, as well as when required by regulatory provision. Loans may
be placed on nonaccrual status regardless of whether such loans are considered past due.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of
December 31:

	Accruing Loans
201 8	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loan s	Total Loans

Commercial and Agricultural
Commercial	$282,116	$-	$282,116	$637,085	$56,491,272	$57,410,473
Agricultural	117,087	-	117,087	413,254	16,268,402	16,798,743

Real Estate
Commercial Construction	88,371	-	88,371	462,841	47,297,542	47,848,754
Residential Construction	-	-	-	-	12,499,744	12,499,744
Commercial	679,387	-	679,387	2,965,546	369,888,629	373,533,562
Residential	6,881,632	-	6,881,632	2,734,179	178,098,561	187,714,372
Farmland	75,548	-	75,548	2,052,604	60,580,846	62,708,998

Consumer and Other
Consumer	110,340	-	110,340	212,524	18,162,335	18,485,199
Other	-	-	-	3,953	5,023,570	5,027,523

Total Loans	$8,234,481	$-	$8,234,481	$9,481,986	$764,310,901	$782,027,368

2017

Commercial and Agricultural
Commercial	$328,483	$-	$328,483	$598,305	$47,195,475	$48,122,263
Agricultural	110,482	-	110,482	398,509	15,933,590	16,442,581

Real Estate
Commercial Construction	27,062	-	27,062	477,043	44,709,855	45,213,960
Residential Construction	119,443	-	119,443	-	8,464,003	8,583,446
Commercial	918,997	-	918,997	2,172,229	348,080,442	351,171,668
Residential	2,482,276	-	2,482,276	2,829,966	188,736,703	194,048,945
Farmland	318,329	-	318,329	838,577	66,610,749	67,767,655

Consumer and Other
Consumer	246,175		246,175	188,073	18,521,780	18,956,028
Other	7,158	-	7,158	-	14,970,151	14,977,309

Total Loans	$4,558,405	$-	$4,558,405	$7,502,702	$753,222,748	$765,283,855

Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately
$226,000,
$205,000
and
$387,000
for the years ended
December 31, 2018,
2017
and
2016,
respectively.

The following table details impaired loan data as of
December 31, 2018:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$595,323	$595,323	$-	$525,463	$21,350	$23,985
Agricultural	433,915	413,254	-	382,978	17,949	24,825
Commercial Construction	132,366	132,366	-	69,396	7,806	7,966
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	12,163,915	12,163,915	-	11,039,755	581,836	582,893
Residential Real Estate	4,214,354	4,129,876	-	4,067,529	208,138	212,509
Farmland	2,054,137	2,052,604	-	1,361,278	52,974	81,962
Consumer	212,524	212,524	-	197,225	13,614	14,373
Other	3,953	3,953	-	791	204	233

	$19,810,487	$19,703,815	$-	$17,644,415	$903,871	$948,746

With An Allowance Recorded
Commercial	$41,762	$41,762	$6,264	$8,352	$2,154	$2,247
Agricultural	-	-	-	-	-	-
Commercial Construction	398,930	398,930	38,930	465,929	-	-
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	3,691,010	3,691,010	1,275,837	5,120,933	135,042	141,978
Residential Real Estate	274,198	274,198	60,716	97,902	8,187	8,180
Farmland	363,566	363,566	35,984	367,425	24,075	24,415
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	$4,769,466	$4,769,466	$1,417,731	$6,060,541	$169,458	$176,820

Total
Commercial	$637,085	$637,085	$6,264	$533,815	$23,504	$26,232
Agricultural	433,915	413,254	-	382,978	17,949	24,825
Commercial Construction	531,296	531,296	38,930	535,325	7,806	7,966
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	15,854,925	15,854,925	1,275,837	16,160,688	716,878	724,871
Residential Real Estate	4,488,552	4,404,074	60,716	4,165,431	216,325	220,689
Farmland	2,417,703	2,416,170	35,984	1,728,703	77,049	106,377
Consumer	212,524	212,524	-	197,225	13,614	14,373
Other	3,953	3,953	-	791	204	233

	$24,579,953	$24,473,281	$1,417,731	$23,704,956	$1,073,329	$1,125,566

The following table details impaired loan data as of
December 31, 2017:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$598,305	$598,305	$-	$633,528	$33,283	$33,868
Agricultural	485,132	398,509	-	296,578	11,046	19,376
Commercial Construction	54,306	54,306	-	141,396	3,526	3,836
Residential Construction	-	-	-	79,295	-	-
Commercial Real Estate	12,637,057	12,637,057	-	12,808,414	559,601	549,825
Residential Real Estate	4,977,769	4,579,614	-	4,566,041	211,318	226,684
Farmland	840,110	838,577	-	790,967	54,367	58,085
Consumer	188,073	188,073	-	186,348	8,576	9,452

	$19,780,752	$19,294,441	$-	$19,502,567	$881,717	$901,126

With An Allowance Recorded
Commercial	$-	$-	$-	$-	$-	$-
Agricultural	-	-	-	-	-	-
Commercial Construction	493,067	493,067	65,635	241,063	22,626	32,922
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	5,729,300	5,729,300	1,712,557	6,599,144	228,745	237,066
Residential Real Estate	108,859	108,859	27,123	482,228	4,261	7,446
Farmland	371,376	371,376	21,369	375,595	22,121	22,021
Consumer	-	-	-	-	-	-

	$6,702,602	$6,702,602	$1,826,684	$7,698,030	$277,753	$299,455

Total
Commercial	$598,305	$598,305	$-	$633,528	$33,283	$33,868
Agricultural	485,132	398,509	-	296,578	11,046	19,376
Commercial Construction	547,373	547,373	65,635	382,459	26,152	36,758
Residential Construction	-	-	-	79,295	-	-
Commercial Real Estate	18,366,357	18,366,357	1,712,557	19,407,558	788,346	786,891
Residential Real Estate	5,086,628	4,688,473	27,123	5,048,269	215,579	234,130
Farmland	1,211,486	1,209,953	21,369	1,166,562	76,488	80,106
Consumer	188,073	188,073	-	186,348	8,576	9,452

	$26,483,354	$25,997,043	$1,826,684	$27,200,597	$1,159,470	$1,200,581

The following table details impaired loan data as of
December 31, 2016:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$634,955	$634,955	$-	$539,099	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	190,494	190,494	-	697,893	6,630	7,127
Commercial Real Estate	14,357,601	14,276,688	-	14,274,719	567,349	560,354
Residential Real Estate	4,261,558	3,952,139	-	4,553,322	73,099	190,373
Farmland	920,666	799,556	-	1,016,395	21,526	26,012
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$20,806,832	$20,274,380	$-	$21,505,109	$711,560	$835,456

With An Allowance Recorded
Commercial	$-	$-	$-	$30,270	$-	$-
Agricultural	-	-	-	-	-	-
Commercial Construction	72,296	72,296	21,135	74,098	1,532	1,416
Commercial Real Estate	8,557,582	8,467,135	3,021,943	8,339,666	238,684	235,749
Residential Real Estate	1,475,594	1,467,833	362,521	1,042,750	27,759	32,260
Farmland	379,851	379,851	29,173	384,056	21,098	21,310
Consumer	-	-	-	-	-	-

	$10,485,323	$10,387,115	$3,434,772	$9,870,840	$289,073	$290,735
Total
Commercial	$634,955	$634,955	$-	$569,369	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	262,790	262,790	21,135	771,991	8,162	8,543
Commercial Real Estate	22,915,183	22,743,823	3,021,943	22,614,385	806,033	796,103
Residential Real Estate	5,737,152	5,419,972	362,521	5,596,072	100,858	222,633
Farmland	1,300,517	1,179,407	29,173	1,400,451	42,624	47,322
Consumer	212,376	212,026	-	213,309	9,599	12,036
	$31,292,155	$30,661,495	$3,434,772	$31,375,949	$1,000,633	$1,126,191

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower’s financial condition. Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower’s specific circumstances at a point in time.
Not
all loan modifications are TDRs. Loan modifications are reviewed and approved by the Company’s senior lending staff, who then determine whether the loan meets the criteria for a TDR. Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

●	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

●
Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

●
Principal reductions - These are often the result of commercial real estate loan workouts where two
new notes are created. The primary note is underwritten based upon the Company’s normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note. The terms of the secondary note vary by situation and often involve that note being charged off, or the principal and interest payments being deferred until after the primary note has been repaid. In situations where a portion of the note is charged off during modification, there is often no
specific reserve allocated to those loans. This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no
additional exposure on those loans.

As discussed in Note
1,
Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan. The Company had no
unfunded commitments to lend to a customer that has a troubled debt restructured loan as of
December 31, 2018.
The following tables present the number of loan contracts restructured during the
12 months ended
December 31, 2018,
2017
and
2016.
It shows the pre- and post-modification recorded investment as well as the number of contracts and the recorded investment for those TDRs modified during the previous
12
months which subsequently defaulted during the period. Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes
90
days past due. A TDR
may
cease being classified as impaired if the loan is subsequently modified at market terms, has performed according to the modified terms for at least six
months, and has
not
had any prior principal forgiveness on a cumulative basis.

Troubled Debt Restructurings

201 8	# of Contracts	Pre-Modification	Post-Modification

Commercial Real Estate	1	$402,430	$402,430

2017

Commercial Real Estate	-	$-	$-
Residential Real Estate	-	-	-

Total Loans	-	-	-

2016

Commercial Real Estate	1	$91,280	$91,097
Residential Real Estate	1	354,784	354,784

Total Loans	2	$446,064	$445,881

Troubled debt restructurings that subsequently defaulted as of
December 31
are as follows:

	201 8		2017		2016
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Residential Real Estate	1	$131,067	-	$-	1	$89,297

Total Loans	1	$131,067	-	$-	1	$89,297

During
2018,
a restructured loan totaling
$131,067
failed to continue to perform as agreed and was moved to non-accrual status. At
December 31, 2017,
all restructured loans were performing as agreed. During
December 2016,
a restructured loan totaling
$89,297
failed to continue to perform as agreed and was charged off in
June 2016.